Intangible Asset (Detail) - USD ($) $ in Thousands	1 Months Ended
	Dec. 31, 2018	Nov. 19, 2018
Intangible Asset
Client-related intangible asset	$ 100,000
Accumulated amortization	(14,947)
Intangible asset, net	85,053	$ 100,000
Amortization expense	$ 14,900
Amortization period	9 months 18 days
Estimated 2019 amortization expense	$ 85,100